                                                  Annual Report
                                                  December 31, 2001





                                             Horace Mann Life Insurance Company
                                             Separate Account B


--------------------------------------------
  This report is submitted for the general
  information of owners of Horace Mann
  Life Insurance Company Separate
  Account B contracts. The report is not
  authorized for distribution to
  prospective purchasers of variable
  annuity contracts.
---------------------------------------------


Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030



                                IA-004274 (2/02)

[LOGO OF HORACE MANN]                           Retirement Annuities and
------------------------------------------      Life, Auto, Homeowners and
Insuring America's Educational Community        Group Insurance

www.horacemann.com                              1 Horace Mann Plaza
www.reacheverychild.com                         Springfield, Illinois 62715-0001
                                                217-789-2500

Dear Valued Customer:

I appreciate your confidence in Horace Mann Life Insurance Company and your continuing participation in our retirement annuity program.

The total annual return of your variable annuity contract as of December 31, 2001 can be found on page 3 of the accompanying report for the Horace Mann Mutual Funds. These returns reflect the performance of your underlying investment in the Horace Mann Equity Fund, less separate account charges for mortality and expense risk which vary depending on the year your contract was issued.

For more information about the Equity Fund, please read the enclosed Annual Report. If you have questions about the Equity Fund, Horace Mann Life Insurance Company Separate Account B Annual Report or your variable annuity contract, please call your Horace Mann representative or our toll-free number, 1-800-999-1030.

Sincerely,

/s/ Louis Lower

Louis Lower
Chairman, President and Chief Executive Officer
The Horace Mann Companies

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

 Statement of Net Assets

 December 31, 2001
--------------------------------------------------------------------------------

          ASSETS

          Investments at market value
            Horace Mann Equity Fund
               TOTAL ASSETS                                    $14,335,899
          ==================================================================

          NET ASSETS

          Net Assets
            Horace Mann Equity Fund
              Active Contract Owners                           $13,453,281
              Retired Contract Owners                              882,618
                                                               -----------
               TOTAL NET ASSETS                                $14,335,899
          ================================================================

          Total units                                              720,027

          Blended unit value (Net assets
            divided by total units held)                       $     19.91

          Investments
            Cost of investments                                $15,474,542
            Unrealized depreciation of investments             $(1,138,643)

            Number of shares in
              Horace Mann Equity Fund                              731,708


          See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statement of Operations

For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

          INVESTMENT INCOME

          Dividend income distribution                                $ 153,248
          ----------------------------------------------------------------------

          Net investment income                                         153,248
          ----------------------------------------------------------------------

          REALIZED AND UNREALIZED LOSS ON INVESTMENTS

          Capital gains distribution                                         --
          Net realized loss on sale of investments                     (127,780)
          Net unrealized depreciation on investments                   (726,121)
          ----------------------------------------------------------------------


            Net loss on investments                                    (853,901)
          ======================================================================

          EXPENSES

          Mortality and expense risk charge (Note 1)                    (63,549)
          ----------------------------------------------------------------------

            Total expenses                                              (63,549)
          ----------------------------------------------------------------------

            Net decrease in net assets resulting from operations      $(764,202)
          ======================================================================

          See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

For the Years Ended December 31, 2001 and 2000
--------------------------------------------------------------------------------



                                                                                2001               2000
                                                                             -----------       -----------
     OPERATIONS
       Net investment income                                                 $   153,248       $   197,510
       Capital gains distribution                                                     --             2,662
       Net realized loss on sale of investments                                 (127,780)          (24,697)
       Mortality and expense risk charge (Note 1)                                (63,549)          (21,487)
       Net unrealized depreciation on investments                               (726,121)       (1,105,568)
     -----------------------------------------------------------------------------------------------------

       Net decrease in net assets resulting from operations                     (764,202)         (951,580)
     =====================================================================================================


     CONTRACT OWNERS' TRANSACTIONS
       Gross stipulated payments received                                         39,750            58,924
       Sales and administrative expenses (Note 1)                                 (1,208)           (1,594)
     -----------------------------------------------------------------------------------------------------

       Net consideration received on annuity contracts                            38,542            57,330
       Net transfer to fixed accumulation account                               (315,716)         (168,862)
       Payments to contract owners                                            (1,408,990)       (2,733,991)
       Mortality and expense risk charge (Note 1)                                     --           (52,071)
       Mortality guarantee adjustment                                             10,345           (50,135)
     -----------------------------------------------------------------------------------------------------

         Net decrease in net assets resulting from
           contract owners' transactions                                      (1,675,819)       (2,947,729)
     =====================================================================================================

           Total decrease in net assets                                       (2,440,021)       (3,899,309)


     NET ASSETS:

       Beginning of period                                                   $16,775,920       $20,675,229
     -----------------------------------------------------------------------------------------------------
       End of period                                                         $14,335,899       $16,775,920
     =====================================================================================================


     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to the Financial Statements

December 31, 2001
--------------------------------------------------------------------------------

1. NATURE OF SEPARATE ACCOUNT -- Horace Mann Life Insurance Company Separate Account B ("the Account"), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of the Horace Mann Equity Fund ("the Fund").

Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits and administrative expenses. HMLIC deducts a daily mortality and expense risk charge from the Separate Account for the assumption of mortality and expense risks. The fee for the mortality and expense risk may not exceed the annual rate of 0.60% of the daily net assets of the Separate Account.

2. SIGNIFICANT ACCOUNTING POLICIES -- Investments in the fund are reported at market value using the accumulated unit value method (AUV).

The Account owns approximately 3% of the Fund. Distributions from the Fund are recorded on the ex-dividend date. Realized gains and losses are determined on the basis of average cost of shares owned by the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3. FEDERAL INCOME TAXES -- Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts.

4. PURCHASE AND SALES OF HORACE MANN FUND SHARES -- During the year ended December 31, 2001, purchases and proceeds from sales of Fund shares were as follows:

                                    2001
                                 ----------

Purchases                        $  276,532
                                 ==========
Sales                            $1,990,392
                                 ==========

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to the Financial Statements

December 31, 2001
--------------------------------------------------------------------------------

 5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS



                                                                         2001            2000
                                                                       -------         --------
Account units outstanding at beginning of year                         804,299           946,609
Consideration received                                                   5,789             9,450
Net transfers                                                          (13,750)           (5,296)
Payments to contract owners                                            (76,311)         (146,464)
                                                                       -------------------------
Account units outstanding at end of year                               720,027           804,299
                                                                       =========================

6. FINANCIAL HIGHLIGHTS


                                                                  Expense as a       Investment
December 31,                       Unit                Net        % of Average         Income            Total
   2001             Units          Value              Assets       Net Assets*          Ratio           Return**
-----------------------------------------------------------------------------------------------------------------------
Horace Mann
 Equity Fund       720,027   $19.57 to $19.95     $14,335,899     0.29% to 0.60%        0.99%       (5.23%) to (4.49%)



* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Independent Auditor's Report
--------------------------------------------------------------------------------


The Contract Owners of Horace Mann
Life Insurance Company Separate
Account B and the Board of Directors
of Horace Mann Life Insurance Company:


We have audited the accompanying statement of net assets of Horace Mann Life Insurance Company Separate Account B as of December 31, 2001, and the related statement of operations and financial highlights for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the Horace Mann Mutual Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Horace Mann Life Insurance Company Separate Account B as of December 31, 2001, the results of its operations and financial highlights for the year then ended, and changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                              /s/ KPMG LLP



Chicago, Illinois
February 21, 2002